SUPPLEMENT TO THE PROSPECTUS
Supplement dated March 2, 2023, to the Prospectus dated October 24, 2022.

MFS® Prudent Investor Fund

Effective immediately, the following is added after the tables in the sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund":
Effective April 30, 2024, Barnaby Wiener will no longer be a portfolio manager of the fund.

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